Property, Plant and Equipment (Schedule of Property, Plant and Equipment) (Details) (USD $) In Millions, unless otherwise specified	Dec. 27, 2013	Sep. 27, 2013	Sep. 28, 2012
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 1,896.3	$ 1,873.7	$ 1,751.4
Less: accumulated depreciation	(899.0)	(876.3)	(806.2)
Property, plant and equipment, net	997.3	997.4	945.2
Land
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		60.4	60.0
Buildings
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		316.6	297.3
Capitalized Software
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		76.4	59.9
Machinery and Equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		1,226.6	1,152.8
Construction in Progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 193.7	$ 181.4